OTHER ASSETS (Tables)	12 Months Ended
Sep. 30, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets [Table Text Block]
Other assets consist of the following:

	September 30,
	2012	2013
	RMB	RMB

Prepaid lease	2,232	2,080
Deposits for purchase of plant and equipment	2,977	5,145
Deposits for purchase of seed usage right	-	4,000
Others	37	31

	5,246	11,256